Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases

Note 17 — Leases

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which result in an economic penalty.

The Company has entered into seven non-cancellable operating lease agreements. The Company’s operating lease agreements do not contain any material residual value guarantees or material restrictive covenants. The leases generally do not contain options to extend at the time of expiration and the weighted average remaining lease terms is 1.5 years as of December 31, 2024. Pursuant to requirements under ASC 842, the Company recognized right of use (“ROU”) assets and lease liabilities for operating leases at their commencement date, based on the present value of future minimum rental payments and a weighted average discount rate of 7%, which was determined using an incremental borrowing rate with similar term in the PRC. As of December 31, 2023 and December 31, 2024, the Company’s ROU assets were RMB 538,987 and RMB 1,580,414 (USD 219,856), respectively. Lease liabilities as of December 31, 2023 and December 31, 2024 were RMB 432,474 and RMB1,500,171 (USD 208,693), respectively.

Lease expenses are allocated between the cost of revenue and selling, general, and administrative expenses. For the years ended December 31, 2022, December 31, 2023 and December 31, 2024, total lease expenses were RMB 4,225,631, RMB 1,431,155 and RMB 1,299,457 (USD 182,464).

The maturity of the Company’s lease obligations is presented below:

	Operating	Operating
	Lease	Lease
Twelve Months Ending December 31,	Amount	Amount
	RMB	USD
2025	848,214	117,997
2026	466,843	64,944
2027	243,281	33,844
2028	-	-
2029	-	-
Total lease payments	1,558,338	216,785
Less: Interest	58,167	8,092
Present value of lease liabilities	1,500,171	208,693